Shareholder Report, Holdings (Details) - C000241226	Jun. 30, 2025
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%